TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Group’s mainland China entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (‘‘HNTE’’) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s mainland China entities to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Loss before income taxes consists of:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Mainland China	(1,095,015)	(1,646,607)	(2,475,677)	(358,939)
Non-mainland China	147,721	70,592	(188,238)	(27,292)
	(947,294)	(1,576,015)	(2,663,915)	(386,231)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	15,081	27,593	59,668	8,651
Deferred income tax benefit	(177)	(11,852)	(35,195)	(5,103)
	14,904	15,741	24,473	3,548

14.	TAXATION (Continued)

The reconciliation of income tax expense computed using the mainland China statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income tax	(947,294)	(1,576,015)	(2,663,915)	(386,231)
Income tax computed at the mainland China statutory tax rate of 25%	(236,824)	(394,004)	(665,978)	(96,558)
Effect of tax holiday and preferential tax rates	(44,121)	7,083	52,651	7,634
Effect of different tax rates in different jurisdictions	10,580	(1,681)	58,266	8,448
Other non-taxable income	(35,454)	(24,999)	(28,993)	(4,204)
Non-deductible expenses	14,060	36,719	5,727	830
Share-based compensation costs	82,528	108,588	90,015	13,051
Research and development super deduction	(113,388)	(146,639)	(64,718)	(9,383)
Withholding tax and others	11,581	9,552	10,785	1,564
Change in valuation allowance	399,756	434,056	525,169	76,142
True-up adjustments in respect of prior year’s annual tax filing	(83,342)	(3,474)	(15,195)	(2,203)
Expiration of tax loss carryforward	—	—	124,555	18,059
Tax rate change on deferred items	9,528	(9,460)	(67,811)	(9,832)
Income tax expense	14,904	15,741	24,473	3,548

14.	TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	1,841,192	2,318,161	336,102
Accrued expenses	235,737	84,428	12,241
Depreciation	7,082	17,073	2,475
Allowance for credit losses	53,436	85,666	12,420
Government grant	4,266	5,779	838
Operating lease liabilities	63,781	57,828	8,384
Accrued interest	170,337	197,767	28,674
Finance lease liabilities	—	47,505	6,888
Others	2,737	8,241	1,194
Less: valuation allowance	(1,881,873)	(2,415,627)	(350,233)
	496,695	406,821	58,983
Deferred tax liabilities:
Operating lease right-of-use assets	57,300	46,367	6,723
One-time deduction for fixed asset purchases	337,564	231,532	33,569
Long-lived assets arising from acquisition	277,267	238,672	34,603
Finance lease right-of-use assets	—	41,530	6,021
Others	22,655	15,772	2,287
	694,786	573,873	83,203

Net deferred tax liabilities：	198,091	167,052	24,220

14.	TAXATION (Continued)

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2021 and 2022, the Group’s total deferred tax assets before valuation allowances were RMB2,378,568 and RMB2,822,448 (US$409,216), respectively. As of December 31, 2021 and 2022, the Group recorded valuation allowances of RMB1,881,873 and RMB2,415,627 (US$350,233), respectively, on its deferred tax assets that are not more-likely-than-not to be realized.

As of December 31, 2022, the Group had net losses of approximately RMB9,490,802 (US$1,376,037) mainly deriving from entities in the mainland China and Hong Kong. The tax losses in the mainland China can be carried forward for five years to offset future taxable profit and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the mainland China will expire between 2023 and 2027 and the tax losses of entities in the mainland China that qualify as HNTE will expire between 2023 and 2032, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2021 and 2022, the Group had unrecognized tax benefits of RMB59,049 and RMB58,718 (US$8,513), of which RMB43,095 and RMB18,179 (US$2,635), respectively, were presented as a reduction to the deferred tax assets related to tax losses carryforward, and the remaining amounts of RMB15,954 and RMB40,539 (US$5,878), respectively, were presented in other liabilities in the consolidated balance sheets. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. As of December 31, 2021 and 2022, there were RMB15,954 and RMB40,539 (US$5,878) of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	12,613	59,049	8,561
Additions from the business acquisitions	19,551	—	—
Additions based on tax position related to current year	26,885	15,894	2,304
Additions based on tax positions related to prior year	—	22,462	3,257
Reductions for tax positions related to prior years	—	(38,687)	(5,609)
Balance at end of the year	59,049	58,718	8,513

For the periods presented, the Group did not record any interest related to unrecognized tax benefits.

In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries located in mainland China. Accordingly, the subsidiaries’ tax years of 2017 through 2022 remain open to examination by the respective tax authorities. There are no ongoing examinations by tax authorities for any of the Group’s subsidiaries.